UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of    2                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                               Item 5:        Item 6:                              Voting
    Item 1:                Item 2:     Item 3:    Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer       Title of Class  CUSIP     Fair Market  Principal           b) Shared-   (c)     Managers   Authority
                                       Number      Value      Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
Advantica Restaurant
Group Inc                 Com        00758B-10-9      202,500.00    120,000           X                 1,2,3       X
                                                       27,000.00     16,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Arch Communications
Group Inc                WT EXP      039381-14-0       91,553.44    195,314           X                 1,2,3       X
                         090101                        23,901.09     50,989           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp              Call        001957-90-9    9,146,250.00    180,000 (c)       X                 1,2,3       X
                                                    1,305,881.25     25,700 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp              Put         001957-95-9    4,573,125.00     90,000 (p)       X                 1,2,3       X
                                                      650,400.00     12,800 (p)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co    Com         048825-10-3    3,027,500.00     35,000           X                 1,2,3       X
                                                      441,150.00      5,100           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
BCE Inc                  Com         05534B-10-9    3,156,562.50     35,000           X                 1,2,3       X
                                                      450,937.50      5,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co  Call        110122-90-8    3,369,843.75     52,500 (c)       X                 1,2,3       X
                                                      481,406.25      7,500 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp             Com         151313-10-3   12,617,187.50    475,000           X                 1,2,3       X
                                                    1,806,250.00     68,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp             Call        151313-90-3    3,320,312.50    125,000 (c)       X                 1,2,3       X
                                                      464,843.75     17,500 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc            Call        17275R-90-2    8,034,375.00     75,000 (c)       X                 1,2,3       X
                                                    1,146,237.50     10,700 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group    Com         197648-10-8   15,496,250.00    245,000           X                 1,2,3       X
                                                    2,213,750.00     35,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group    Put         197648-95-8      917,125.00     14,500 (p)       X                 1,2,3       X
                                                      335,225.00      5,300 (p)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp       Call        239753-90-6      700,000.00     10,000 (c)       X                 1,2,3       X
                                                      210,000.00      3,000 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont E I DE Nemours
 & Co                    Com         263534-10-9    8,341,421.88    126,265           X                 1,2,3       X
                                                      579,897.63      8,803           X                 2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Echostar Communications
 New                     CL A        278762-10-9    1,458,750.00     15,000           X                 1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
General MTRS Corp        Com         370442-10-5    5,088,125.00     70,000           X                 1,2,3       X
                                                      683,262.50      9,400           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd      Com         G3921A-10-0    5,876,100.00    195,870           X                 1,2,3       X
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp       Call        432848-90-9      478,125.00     50,000 (c)       X                 1,2,3       X
                                                      765,000.00     80,000 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Isocor                   Com         464902-10-5    4,691,250.00    108,000           X                 1,2,3       X
                                                      851,375.00     19,600           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                     103,022,874.03
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   2 of    2                   Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                               Item 5:        Item 6:                              Voting
    Item 1:                Item 2:     Item 3:    Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer       Title of Class  CUSIP     Fair Market  Principal           b) Shared-   (c)     Managers   Authority
                                       Number      Value      Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        Com         478160-10-4   14,300,820.00    153,360           X                 1,2,3       X
                                                      929,516.00      9,968           X                 2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Jones Intercable Inc     Cl A        480206-20-0    7,185,937.50    105,000           X                 1,2,3       X
                                                    1,026,562.50     15,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc. Com         549463-10-7   35,640,000.00    475,200           X                 1,2,3       X
                                                    2,313,000.00     30,840           X                 2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc         Call        55268B-90-6    2,653,125.00     50,000 (c)       X                 1,2,3       X
                                                      376,743.75      7,100 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
MGC Communications Inc   Com         552763-30-2      547,500.00      8,000           X                 1,2,3       X
                                                       68,437.50      1,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises Inc   Com         57383M-10-8    5,162,828.00    938,696           X                 1,2,3       X
                                                       78,831.50     14,333           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
MediaOne Group Inc       Com         58440J-10-4   17,674,556.25    230,100           X                 1,2,3       X
                                                    2,527,131.25     32,900           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Media One Group Inc      Call        58440J-90-4    9,985,625.00    130,000 (c)       X                 1,2,3       X
                                                    1,482,481.25     19,300 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp           Call        594918-90-4    1,751,250.00     15,000 (c)       X                 1,2,3       X
                                                      256,850.00      2,200 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Olsten Corp              Com         681385-10-0      832,500.00     74,000           X                 1,2,3       X
                                                      112,500.00     10,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp           Com         68212D-10-2    6,018,750.00     50,000           X                 1,2,3       X
                                                      758,362.50      6,300           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications
 Intl Inc                Call        749121-90-9    6,149,000.00    143,000 (c)       X                 1,2,3       X
                                                      881,500.00     20,500 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds Metals Co       Com         761763-10-1    6,534,375.00     85,000           X                 1,2,3       X
                                                      822,562.50     10,700           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
US West Inc New          Com         91273H-10-1   22,680,000.00    315,000           X                 1,2,3       X
                                                    3,247,200.00     45,100           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
US West Inc New          Call        91273H-90-1   17,640,000.00    245,000 (c)       X                 1,2,3       X
                                                    2,520,000.00     35,000 (c)       X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC    Sponsored   92857T-10-7   49,500,000.00  1,000,000           X                 1,2,3       X
                         ADR                        3,192,750.00     64,500           X                 2,3         X
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Intl Inc         CL A        983101-10-6      287,500.00    100,000           X                 1,2,3       X
                                                      287,500.00    100,000           X                 3           X
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                     225,425,695.50
-----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1999.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1999.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1999.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2000.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.